Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities (note 14):
Net income	¥ 392,638	¥ 222,074	¥ 563,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases (note 1(x))	335,536	345,105	377,272
Depreciation of property on operating leases	254,933	209,762	212,143
Deferred income taxes	53,252	49,661	130,180
Equity in income of affiliates	(82,723)	(100,406)	(139,756)
Dividends from affiliates	84,705	95,106	98,182
Gain on sales of investments in affiliates (note 6)			(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	10,059	13,032	13,305
Impairment loss on investments in securities		1,062	2,133
Damaged and impairment loss on long-lived assets excluding property on operating leases (notes 1(u) and 1(v))		10,590	16,833
Impairment loss on property on operating leases	4,773	1,514	835
Loss (gain) on derivative instruments, net	35,027	(1,847)	(7,788)
Decrease (increase) in assets:
Trade accounts and notes receivable	(90,495)	(35,475)	38,700
Inventories	(74,662)	(154,222)	(33,676)
Other current assets	2,019	2,883	266
Other assets	(27,243)	(24,000)	(40,729)
Increase (decrease) in liabilities:
Trade accounts and notes payable	(95,192)	242,814	(55,331)
Accrued expenses	52,021	(25,718)	39,103
Income taxes payable	21,764	(7,568)	9,461
Other current liabilities	(4,489)	(12,395)	32,209
Other liabilities	(4,384)	(14,744)	(83,115)
Other, net	(66,795)	(55,690)	(30,335)
Net cash provided by operating activities	800,744	761,538	1,096,613
Cash flows from investing activities:
Increase in investments and advances	(34,426)	(23,129)	(11,412)
Decrease in investments and advances	19,850	14,647	13,995
Payments for purchases of available-for-sale securities	(5,642)	(1,784)	(262)
Proceeds from sales of available-for-sale securities	1,347	1,879	2,739
Payments for purchases of held-to-maturity securities	(5,186)	(26,078)	(179,951)
Proceeds from redemptions of held-to-maturity securities	17,005	47,193	154,977
Proceeds from sales of investments in affiliates (note 6)		9,957	71,073
Capital expenditures	(626,879)	(397,218)	(318,543)
Proceeds from sales of property, plant and equipment	44,182	23,260	24,725
Proceeds from insurance recoveries for damaged property, plant and equipment (note 1(v))	9,600	16,217
Acquisitions of finance subsidiaries-receivables	(1,951,802)	(1,784,720)	(1,927,673)
Collections of finance subsidiaries-receivables	1,833,669	1,765,204	1,829,097
Purchases of operating lease assets	(793,118)	(683,767)	(798,420)
Proceeds from sales of operating lease assets	418,086	365,270	408,265
Other, net	3,558
Net cash used in investing activities	(1,069,756)	(673,069)	(731,390)
Cash flows from financing activities:
Proceeds from short-term debt	6,775,636	6,778,336	7,465,130
Repayments of short-term debt	(6,621,897)	(6,882,932)	(7,351,461)
Proceeds from long-term debt	1,101,469	1,151,971	799,520
Repayments of long-term debt	(970,702)	(967,588)	(870,406)
Dividends paid (note 12)	(129,765)	(108,138)	(92,170)
Dividends paid to noncontrolling interests	(6,250)	(15,763)	(16,232)
Sales (purchases) of treasury stock, net	(7)	(7)	(34,797)
Other, net (note 1(x))	(28,917)	(24,109)	(25,776)
Net cash provided by (used in) financing activities	119,567	(68,230)	(126,192)
Effect of exchange rate changes on cash and cash equivalents	108,460	(52,150)	(79,909)
Net change in cash and cash equivalents	(40,985)	(31,911)	159,122
Cash and cash equivalents at beginning of year	1,247,113	1,279,024	1,119,902
Cash and cash equivalents at end of year	¥ 1,206,128	¥ 1,247,113	¥ 1,279,024